Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Mar. 31, 2019
Registrant Name	EATON VANCE INVESTMENT TRUST
Central Index Key	0000779991
Amendment Flag	false
Document Creation Date	Nov. 04, 2019
Document Effective Date	Nov. 04, 2019
Prospectus Date	Aug. 01, 2019
Entity Inv Company Type	N-1A
Eaton Vance New York Municipal Opportunities Fund | Class A
Risk/Return:
Trading Symbol	EXNYX
Eaton Vance New York Municipal Opportunities Fund | Class C
Risk/Return:
Trading Symbol	EZNYX
Eaton Vance New York Municipal Opportunities Fund | Class I
Risk/Return:
Trading Symbol	ENYIX